Average Annual Total Returns - Class A and Class C - Inverse SP 500 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(52.42%)	(31.86%)	(29.77%)	(52.42%)	(31.87%)	(29.78%)	(31.03%)	(18.94%)	(12.60%)	18.40%	15.22%	13.88%	(50.94%)	(31.72%)	(29.94%)	(50.94%)	(31.73%)	(29.95%)	(30.16%)	(18.89%)	(12.61%)	18.40%	15.22%	13.88%